Loss per share - Summary of Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Loss	£ (34,844)	£ (32,029)	£ (38,799)
Weighted shares number	89,424,476	71,144,786	69,012,348
Loss per share	£ (0.39)	£ (0.45)	£ (0.56)